Intangible assets (Details 2) $ in Thousands	Mar. 31, 2022 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 290
2024	290
2025	219
2026	100
2027	100
Thereafter	601
Total	$ 1,600